Interim Unaudited Condensed Consolidated Statements of Changes in Equity	Share Capital MYR (RM)	Capital reserve MYR (RM)	Fair value reserve MYR (RM)	Translation reserve MYR (RM)	Retained earnings MYR (RM)	Total MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Dec. 31, 2023	RM 44,009,131	RM 6,532,560	RM 1,676,880	RM 2,696,335	RM 42,147,317	RM 97,062,223	RM (4,092,360)	RM 92,969,863
Profit for the period					27,909,404	27,909,404	(2,495,707)	25,413,697	$ 5,387,454
Fair value change on financial assets, at fair value through other comprehensive income			(7,018,825)			(7,018,825)		(7,018,825)
Transfer upon disposal of equity instruments					(5,536,577)	(5,536,577)		(5,536,577)
Exchange differences on translating foreign operations				2,792,438	(15,140)	2,777,298		2,777,298
Total comprehensive income for the period			(7,018,825)	2,792,438	22,357,687	18,131,300	(2,495,707)	15,635,593
Increase in non-controlling interest							618,924	618,924
Issuance of share capital	127,576,897					127,576,897		127,576,897
Balance at Jun. 30, 2024	171,586,028	6,532,560	(5,341,945)	5,488,773	64,505,004	242,770,420	(5,969,143)	236,801,277
Balance at Jun. 30, 2025	646,323,840	6,532,560	(4,193,493)	(22,701,463)	65,450,683	691,412,127	(5,821)	691,406,306	164,124,269
Balance at Dec. 31, 2024	341,516,993	6,532,560	(2,148,458)	(4,387,851)	44,385,412	385,898,656	(5,611)	385,893,045	86,321,816
Profit for the period					19,645,173	19,645,173	(210)	19,644,963	4,663,271
Fair value change on financial assets, at fair value through other comprehensive income			(624,937)			(624,937)		(624,937)
Transfer upon disposal of equity instruments			(1,420,098)		1,420,098
Exchange differences on translating foreign operations				(18,313,612)		(18,313,612)		(18,313,612)
Total comprehensive income for the period			(2,045,035)	(18,313,612)	(21,065,271)	(706,624)	(210)	(706,414)
Issuance of share capital	304,806,847					304,806,847		304,806,847
Balance at Jun. 30, 2025	RM 646,323,840	RM 6,532,560	RM (4,193,493)	RM (22,701,463)	RM 65,450,683	RM 691,412,127	RM (5,821)	RM 691,406,306	$ 164,124,269